Equity-Accounted Joint Ventures	9 Months Ended
Sep. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity-Accounted Investments	Equity-Accounted Joint Ventures
    For a description of the Partnership's equity-accounted joint ventures, see Item 18 - Financial Statements: Note 7a in the Partnership's audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020. The Partnership's potential credit losses associated with its equity-accounted joint ventures are described in Note 3b and are excluded from the amounts in this note.

a) As of September 30, 2021, the Partnership had advanced $32.3 million to the Exmar LPG Joint Venture (December 31, 2020 – $42.3 million), in which the Partnership has a 50% ownership interest. These advances bear interest at LIBOR plus 0.50% and have no fixed repayment terms. For the three and nine months ended September 30, 2021, interest earned on these loans amounted to $0.1 million and $0.3 million, respectively (three and nine months ended September 30, 2020 – $0.1 million and $0.7 million, respectively), and is included in interest income in the Partnership's consolidated statements of income. As of September 30, 2021 and December 31, 2020, the interest receivable on these advances was $nil. These advances were included in current portion of advances to equity-accounted joint ventures, net and in investments in and advances to equity-accounted joint ventures, net in the Partnership’s consolidated balance sheets.

b) As of September 30, 2021 and December 31, 2020, the Partnership had advanced $73.4 million to the Bahrain LNG Joint Venture, in which the Partnership has a 30% ownership interest. These advances bear interest at 6.0%. For the three and nine months ended September 30, 2021, interest earned on these advances amounted to $1.2 million and $3.6 million, respectively (three and nine months ended September 30, 2020 – $1.1 million and $3.4 million, respectively), and is included in interest income in the Partnership's consolidated statements of income. As of September 30, 2021 and December 31, 2020, the interest receivable on these advances was $8.7 million and $5.1 million, respectively. Both the advances and the accrued interest on these advances were included in investments in and advances to equity-accounted joint ventures, net in the Partnership’s consolidated balance sheets.

c) As of September 30, 2021, the Partnership had advanced $0.7 million to the Angola Joint Venture (December 31, 2020 – $1.0 million), in which the Partnership has a 33% ownership interest. These advances bear interest at LIBOR plus 1.0%. The advances were included in current portion of advances to equity-accounted joint ventures, net in the Partnership’s consolidated balance sheets.

d) The Partnership guarantees its proportionate share of certain loan facilities and obligations on interest rate swaps for certain of its equity-accounted joint ventures for which the aggregate principal amount of the loan facilities and fair value of the interest rate swaps as at September 30, 2021 was $1.3 billion. As at September 30, 2021, with the exception of debt service coverage ratio breaches for three of the vessels in the Angola Joint Venture, all of the Partnership's equity-accounted joint ventures were in compliance with all covenants relating to these loan facilities that the Partnership guarantees. In October 2021, the Angola Joint Venture obtained a waiver from its lenders for the covenant requirement that was not met, with such waiver being valid until the next covenant test at December 31, 2021.